Segment information (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment information
Total net revenue	6,719,065	10,732,854	11,760,780
China
Segment information
Total net revenue	3,086,589	5,546,700	6,010,415
Outside china:
Segment information
Total net revenue	3,632,476	5,186,154	5,750,365
Germany
Segment information
Total net revenue	1,265,827	2,110,751	2,126,975
Rest of the world
Segment information
Total net revenue	2,366,649	3,075,403	3,623,390